Trade and Other Receivables (Details) - USD ($)	Jun. 30, 2018	Jun. 30, 2017
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade receivables	$ 55,939,914	$ 48,106,207
Bad debt provision	(50,394,551)	(27,112,258)
Trade receivables - net	5,545,363	20,993,949
Notes receivable	385,278	616,710
Other receivables	8,074,729	55,684,639
Prepayment and deposits	1,757	4,032,693
Trade and other receivables, Total	$ 14,007,127	$ 81,327,991